2. GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2. GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS

NOTE 2 –GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of September 30, 2017, the Company had cash of $267,322 and working capital deficit (current liabilities in excess of current assets) of $2,377,272. During the nine months ended September 30, 2017, the Company used net cash in operating activities of $7,200,176.  These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

In the first nine months of 2017, the Company received $4,753,196, $942,500, $1,198,000 and $442,500 from the exercise of common stock warrants, proceeds from issuance of convertible notes, sale of common stock and related party advances, respectively.  The Company does not have cash sufficient to fund operations.

The Company’s primary source of operating funds since inception has been cash proceeds from private placements of common stock, proceeds from the exercise of warrants and options and issuance of notes payable. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company will require additional financing to fund future operations.

Management’s plans with regard to these matters encompass the following actions: 1) obtain funding from new and potentially current investors to alleviate the Company’s working capital  deficiency, and 2) implement a plan to generate sales. The Company’s continued existence is dependent upon its ability to translate its user base into sales. However, the outcome of management’s plans cannot be ascertained with any degree of certainty.

Accordingly, the accompanying unaudited condensed interim financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The unaudited condensed interim financial statements do not include any adjustment that might result from the outcome of this uncertainty.

NOTE 2 –GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2016, the Company had cash of $374,490 and working capital deficit (current liabilities in excess of current assets) of $1,332,902. During the year ended December 31, 2016, the Company used net cash in operating activities of $6,182,816. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management believes that the Company does not have sufficient funds to meet its funding requirements.

In 2016, the Company sold shares of common stock and warrants for net proceeds of approximately $5,000,000.  In addition, the Company received approximately $1,158,494 from the exercise of common stock warrants and options and $1,420,000 from the issuance of convertible notes. It is anticipated that the proceeds from the sale of its common stock and warrants and from the warrant exercise will not provide the Company with cash sufficient to fund operations in 2017.

The Company’s primary source of operating funds since inception has been cash proceeds from private placements of common stock, proceeds from the exercise of warrants and options and issuance of notes payable. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company has stockholders’ deficiencies at December 31, 2016 and will require additional financing to fund future operations.

Management’s plans with regard to these matters encompass the following actions: (1) obtain funding from new and potentially current investors to alleviate the Company’s working deficiency, and (2) implement a plan to generate sales. The Company’s continued existence is dependent upon its ability to translate its user base into sales. However, the outcome of management’s plans cannot be ascertained with any degree of certainty.

Accordingly, the accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the financial statements do not necessarily purport to represent realizable or settlement values. The financial statements do not include any adjustment that might result from the outcome of this uncertainty.